Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], Wish Bone Acquisition [Member], USD $)	0 Months Ended
Oct. 01, 2013
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 575,000,000
Secured Debt
Subsequent Event [Line Items]
Senior Secured Credit Facility	$ 525,000,000